CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total 51job, Inc. shareholders' equity USD ($)	Total 51job, Inc. shareholders' equity CNY (¥)	Common shares USD ($) shares	Common shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2016		¥ 4,967,443		¥ 49		¥ 1,299,350		¥ 13,360		¥ 32,282		¥ 3,622,402		¥ 8,279		¥ 4,975,722
Balance (in shares) at Dec. 31, 2016 | shares			60,062,385	60,062,385
Exercise of share options		424,450		¥ 1		424,449										¥ 424,450
Exercise of share options (in shares) | shares			2,147,819	2,147,819											2,147,819	2,147,819
Share-based compensation		85,968				85,968										¥ 85,968
Settlement of zero-strike call options and retirement of common shares		(35)		¥ 0		(35)										(35)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(357,200)	(357,200)
Appropriation of statutory reserves								514				(514)
Foreign currency translation adjustments		(6,037)								(6,037)						(6,037)
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB36,900, RMB38,847 and nil in 2017, 2018 and 2019, respectively		110,702								110,702						110,702
Net income		371,889										371,889		874		372,763
Balance at Dec. 31, 2017		5,954,380		¥ 50		1,809,732		13,874		136,947		3,993,777		9,153		5,963,533
Balance (in shares) at Dec. 31, 2017 | shares			61,853,004	61,853,004
Exercise of share options		145,196		¥ 0		145,196										¥ 145,196
Exercise of share options (in shares) | shares			752,814	752,814											752,814	752,814
Share-based compensation		100,183				100,183								11,539		¥ 111,722
Settlement of zero-strike call options and retirement of common shares		(75)		¥ 0		(75)										(75)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(731,102)	(731,102)
Appropriation of statutory reserves								3,405				(3,405)
Foreign currency translation adjustments		698								698						698
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB36,900, RMB38,847 and nil in 2017, 2018 and 2019, respectively		116,540								116,540						116,540
Net income		1,252,319										1,252,319		2,618		1,254,937
Balance at Dec. 31, 2018		7,569,241		¥ 50		2,055,036		17,279		254,185		5,242,691		23,310		¥ 7,592,551
Balance (in shares) at Dec. 31, 2018 | shares			61,874,716	61,874,716											61,874,716	61,874,716
Exercise of share options		281,412		¥ 1		281,411										¥ 281,412
Exercise of share options (in shares) | shares			1,172,210	1,172,210											1,172,210	1,172,210
Share-based compensation		125,854				125,854								295		¥ 126,149
Settlement of zero-strike call options and retirement of common shares		(31)		¥ 0		(31)										(31)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(297,902)	(297,902)
Conversion of convertible senior notes to common shares		2,439,198		¥ 2		2,439,196										2,439,198
Conversion of convertible senior notes to common shares (in shares) | shares			4,035,664	4,035,664
Appropriation of statutory reserves								651				(651)
Foreign currency translation adjustments		339								339					$ 49	339
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB36,900, RMB38,847 and nil in 2017, 2018 and 2019, respectively															0	0
Net income		532,318										532,318		2,100		534,418
Balance at Dec. 31, 2019	$ 1,572,630	¥ 10,948,331	$ 8	¥ 53	$ 704,052	¥ 4,901,466	$ 2,575	¥ 17,930	$ 36,560	¥ 254,524	$ 829,435	¥ 5,774,358	$ 3,692	¥ 25,705	$ 1,576,322	¥ 10,974,036
Balance (in shares) at Dec. 31, 2019 | shares			66,784,688	66,784,688											66,784,688	66,784,688